EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 8, 2011 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No.0001104659-11-038389) to the definitive versions of the registrant’s prospectus and statement of additional information regarding the Large Cap Fund, dated September 30, 2010 and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on October 5, 2010 and October 8, 2010 (SEC Accession Nos. 0001104659-10-051244 and 0001104659-10-051747, respectively).